THE MID CAP EQUITY FUND Ticker Symbol: Class A: PCGCX Class B: PCGBX
SUMMARY PROSPECTUS
October 1, 2011
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information (“SAI”) and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and SAI, both dated October 1, 2011, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class B Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)[1]	None	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.36%	2.11%

[1]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment
• 5% annual return
• Redemption at the end of each period
• The Fund’s Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$656	$953	$1,272	$2,172
Class B	$714	$961	$1,334	$2,276
Class B without Redemption	$214	$661	$1,134	$2,276

performancefunds.com	1	1-800-PERFORM

THE MID CAP EQUITY FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PCGCX Class B: PCGBX	October 1, 2011
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P Midcap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $630 million to $11.15 billion as of June 30, 2011. The S&P MidCap 400 Index is rebalanced quarterly.
Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach, which is based on input of the Fund’s companies’ fundamentals, allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.
Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

performancefunds.com	2	1-800-PERFORM

THE MID CAP EQUITY FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PCGCX Class B: PCGBX	October 1, 2011
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in its performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	2Q 2003	15.58%
Worst quarter:	4Q 2008	(27.59)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 9.25%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns (as of December 31, 2010)	1 Year	5 Years	10 Years
Class A Return Before Taxes (with maximum sales charge)	17.51%	(0.89)%	3.12%
Class A Return After Taxes on Distributions (with maximum sales charge)	17.51%	(1.96)%	1.87%
Class A Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	11.38%	(0.74)%	2.53%
Class B Return Before Taxes (with applicable CDSC)	18.15%	(0.82)%	3.04%
S&P MidCap 400® Index (index reflects no deduction for fees, expenses or taxes)[1]	26.64%	5.73%	7.16%
Russell MidCap Index (index reflects no deduction for fees, expenses or taxes)[1]	25.48%	4.66%	6.54%

[1]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	3	1-800-PERFORM

THE MID CAP EQUITY FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PCGCX Class B: PCGBX	October 1, 2011
INVESTMENT ADVISER
Trustmark is the Mid Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1994 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Vice President and Portfolio Manager of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
713756880-11

performancefunds.com	4	1-800-PERFORM

THE MID CAP EQUITY FUND TICKER SYMBOL: Institutional Class Shares: PCGIX
SUMMARY PROSPECTUS
October 1, 2011
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information (“SAI”) and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and SAI, both dated October 1, 2011, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.16%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment
• 5% annual return
• The Fund’s Total Annual Fund Operating Expenses remain the same
• Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $118	3 Years: $368	5 Years: $638	10 Years: $1,409
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

performancefunds.com	1	1-800-PERFORM

THE MID CAP EQUITY FUND	SUMMARY PROSPECTUS
Ticker Symbol: Institutional Class Shares: PCGIX	October 1, 2011
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $630 million to $11.15 billion as of June 30, 2011. The S&P MidCap 400 Index is rebalanced quarterly.
Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund’s companies’ fundamentals allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.
Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Mid Cap Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.

Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.

Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investment and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	2Q 2003	15.67%
Worst quarter:	4Q 2008	(27.50)%
For the period January 1, 2011 through June 30, 2011, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 9.33%.

performancefunds.com	2	1-800-PERFORM

THE MID CAP EQUITY FUND	SUMMARY PROSPECTUS
Ticker Symbol: Institutional Class Shares: PCGIX	October 1, 2011
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Shares to be greater then that Returns After Taxes on Distributions or even the Returns Before Taxes.

Average Annual Total Returns (As of December 31, 2010)	1 Year	5 Years	10 Years
Institutional Shares Return Before Taxes	24.36%	0.36%	3.89%
Institutional Shares Return After Taxes on Distributions	24.36%	(0.70)%	2.65%
Institutional Shares Return After Taxes on Distributions and Sale of Shares	15.84%	0.31%	3.21%
S&P® MidCap 400 Index (index reflects no deduction for fees, expenses or taxes)[1]	26.64%	5.73%	7.16%
Russell MidCap Index (index reflects no deduction for fees, expenses or taxes)[1]	25.48%	4.66%	6.54%

[1]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Mid Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1994 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Vice President and Portfolio Manager of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
713756872-11

performancefunds.com	3	1-800-PERFORM